STOCKHOLDERS' EQUITY (FY) (Details)	6 Months Ended	9 Months Ended
	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2020 shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Stock conversion basis at time of business combination	1	1
Stock conversion percentage threshold	20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share	one vote
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Common stock subject to possible redemption (in shares)	13,225,000	13,225,000	13,225,000	13,225,000	13,225,000
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share	one vote	one vote
Common stock, shares issued (in shares)	3,306,250	3,306,250
Common stock, shares outstanding (in shares)	3,306,250	3,306,250